Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	December 31,
	2012		2011
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$(1,068,159)	(20.82)%	$1,181,145	9.86%
British pound	(281,809)	(5.49)	268,046	2.24
Canadian dollar	(27,452)	(0.54)	793,734	6.63
Czech koruna	150,986	2.94	148,481	1.24
Euro	3,057,320	59.59	3,382,866	28.24
Hong Kong dollar	246,176	4.80	(29,417)	(0.25)
Hungarian forint	(1,002,638)	(19.54)	115,728	0.97
Japanese yen	1,874,035	36.53	2,674,868	22.33
Korean won	12,927	0.25	(187,989)	(1.57)
Mexican peso	6,688	0.13	(537)	(0.00)
New Zealand dollar	-	-	551,053	4.60
Norwegian krone	(19,932)	(0.39)	(878,248)	(7.33)
Polish zloty	357,590	6.97	(29,114)	(0.24)
Romanian leu	32,777	0.64	28,100	0.23
Singapore dollar	20,514	0.40	84,101	0.70
South African rand	(18,651)	(0.36)	(9,218)	(0.08)
Swedish krona	(208,663)	(4.07)	(328,241)	(2.74)
Swiss franc	(17,268)	(0.34)	607,933	5.08
Taiwan dollar	28,683	0.56	(148,333)	(1.24)
Thai baht	49,652	0.97	6,878	0.06
Turkish lira	(67,516)	(1.32)	(55,283)	(0.46)
U .S. dollar	2,005,304	39.09	3,800,552	31.73

Total	$5,130,564	100.00%	$11,977,105	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$2,595,897	$(18,609)	$176,518	$(3,206,556)	$(452,750)
Grains	-	(404,470)	245,396	(20,450)	(179,524)
Interest rates	3,807,256	(1,713,036)	32,326	-	2,126,546
Livestock	-	-	-	(11,590)	(11,590)
Metals	294,790	(112,216)	3,470	(901,013)	(714,969)
Softs	14,300	-	820,793	(173,303)	661,790
Stock indices	3,561,052	(403,863)	-	(106,850)	3,050,339

Total futures contracts	10,273,295	(2,652,194)	1,278,503	(4,419,762)	4,479,842

Forward currency contracts	5,057,295	(6,006,856)	6,000,398	(4,400,115)	650,722

Total futures and forward currency contracts	$15,330,590	$(8,659,050)	$7,278,901	$(8,819,877)	$5,130,564

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)

Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2012	2011	2010

Futures contracts:
Energies	$(9,616,856)	$7,688,026	$(6,296,617)
Grains	(7,690,728)	(10,817,032)	14,680,492
Interest rates	24,444,275	74,456,429	78,525,936
Livestock	(1,158,380)	(2,910,290)	(531,000)
Metals	(12,773,525)	(974,007)	12,922,817
Softs	3,389,662	(1,791,425)	7,618,692
Stock indices	(3,683,359)	(66,244,167)	(2,020,460)

Total futures contracts	(7,088,911)	(592,466)	104,899,860

Forward currency contracts	(16,973,106)	(33,057,050)	25,264,096

Total futures and forward currency contracts	$(24,062,017)	$(33,649,516)	$130,163,956

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2012		2011		2010
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$74,820,385	$88,376,901	$127,381,359	$48,647,953	$183,992,274	$116,768,010
Grains	26,413,270	21,155,358	53,980,643	40,497,833	57,678,838	40,281,856
Interest rates	1,392,478,396	13,707,348	1,079,809,596	61,557,330	1,274,911,920	47,891,170
Livestock	-	6,183,656	5,927,944	7,597,444	16,433,746	5,323,786
Metals	24,635,116	47,230,107	81,393,624	40,499,934	115,309,169	11,071,090
Softs	3,769,785	27,166,883	17,865,981	10,367,157	29,206,211	7,135,608
Stock indices	195,268,153	67,827,053	244,479,325	70,839,469	478,292,206	14,482,348

Total futures contracts	1,717,385,105	271,647,306	1,610,838,472	280,007,120	2,155,824,364	242,953,868

Forward currency contracts	431,007,736	367,222,250	714,484,864	292,797,211	876,153,841	358,871,897

Total average notional	$2,148,392,841	$638,869,556	$2,325,323,336	$572,804,331	$3,031,978,205	$601,825,765